REORGANIZATION (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2026 employee	Jun. 30, 2026 USD ($)
REORGANIZATION
Approximate decrease in employee head count | employee	50
Approximate percentage decrease in employee head count	14.00%
Reorganization expenses		$ 1,527
Restructuring provision		456
Cost of revenue
REORGANIZATION
Reorganization expenses		39
Operating expenses
REORGANIZATION
Reorganization expenses		$ 1,488